Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net gain (loss) from equities, equity options and exchange-traded funds
Net gains (losses) from equities, equity options and exchange-traded funds	$ (17,036,253)	$ 40,669,581	$ 10,123,922
Income
Interest income	1,280,436	1,103,332	1,325,299
Expenses from operations
Brokerage charge	13,588,815	18,296,608	31,293,188
Incentive fees	2,561,516	8,103,140	1,511,082
Organizational and offering costs	770,629	1,031,123	1,614,953
Operating expenses	666,353	888,192	1,392,827
Total expenses	17,587,313	28,319,063	35,812,050
Net investment loss	(16,306,877)	(27,215,731)	(34,486,751)
Net income (loss)	$ (33,343,130)	$ 13,453,850	$ (24,362,829)
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (154.77)	$ 77.91	$ (46.71)
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(134.71)	59.42	(45.55)
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(97.61)	74.39	(15.34)
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(98.07)	72.50	(16.84)
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(95.53)	78.00	(10.28)
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	(95.66)	75.24	(12.04)
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (98.81)	$ 56.44	$ (23.87)
Futures Contracts
Net gain (loss) from futures, forward, and swap trading
Realized	$ (1,421,184)	$ 61,055,762	$ (6,521,514)
Change in unrealized	(10,721,873)	(13,116,223)	22,439,955
Commissions	(3,977,978)	(5,283,871)	(8,220,319)
Net trading gains (losses)	(16,121,035)	42,655,668	7,698,122
Forward Contracts
Net gain (loss) from futures, forward, and swap trading
Realized	(2,018,078)	(994,524)	3,234,628
Change in unrealized	(59,436)	(946,283)	(672,186)
Commissions	(5,804)	(45,280)	(136,642)
Net trading gains (losses)	(2,083,318)	$ (1,986,087)	$ 2,425,800
Swap Contracts
Net gain (loss) from futures, forward, and swap trading
Change in unrealized	1,168,100
Net trading gains (losses)	$ 1,168,100